Schedule H, Line 4a - Schedule of Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Schedule H, Line 4a - Schedule of Delinquent Participant Contributions
GE VERNOVA RETIREMENT SAVINGS PLAN
EIN: 61-1399608     Plan #: 004
Schedule H, Line 4a – Schedule of Delinquent Participant Contributions
For the year ended December 31, 2025
Totals that Constitute Nonexempt Prohibited Transactions

Year	Participant Contributions Transferred Late to Plan	Contributions Not Corrected	Contributions Corrected Outside VFCP	Contributions Pending Correction in VFCP	Total Fully Corrected Under VFCP and PTE 2002-51

2025	$852	$852	—	—	—